Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	JINPAN INTERNATIONAL LTD
Entity Central Index Key	0001053008
Trading Symbol	jst
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	16,418,456
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY